Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 128,272	$ 25,660	$ 969,783	$ 355,797
Cost of revenues	60,236	1,896	286,415	5,086
Gross profit	68,036	23,764	683,368	350,711
Operating expenses
Selling, general and administrative expenses	1,272,752	1,191,078	6,067,545	5,746,119
Research and development expenses	334,979	359,404	2,693,457	1,003,805
Stock-based compensation	366,489	4,692,003	7,036,778	5,306,755
Total operating expenses	1,974,220	6,242,485	15,797,780	12,056,679
Loss from operations	(1,906,184)	(6,218,721)	(15,114,412)	(11,705,968)
Other income (expense)
Interest income	52,711	40,175	187,817	43,196
Interest expense	(56,663)	(18,213)	(293,968)	(227,210)
Operating sublease income	22,100	24,124	107,150	134,576
Operating sublease income – related parties				4,800
Impairment loss			(110,125)
Investment loss			(7,446)
Gain/Loss on foreign exchange changes	(12,261)	7,563	(259,463)	426,316
Gain/Loss on investment in equity securities				(269,844)
Other (expense) income	3,067	(9,410)	(24,149)	22,409
Government grant income				360,898
Total other income	8,954	44,239	(400,184)	495,141
Loss before provision income tax	(1,897,230)	(6,174,482)	(15,514,596)	(11,210,827)
Provision for income tax		(86,867)	797,778	825,024
Net loss	(1,897,230)	(6,087,615)	(16,312,374)	(12,035,851)
Net loss attributable to noncontrolling interests	(73,535)	(92,175)	110,865	802,962
Net loss attributed to ABVC and subsidiaries	(1,823,695)	(5,995,440)	(16,423,239)	(12,838,813)
Foreign currency translation adjustment	29,109	(113,339)	(22,532)	(25,200)
Comprehensive loss	$ (1,794,586)	$ (6,108,779)	$ (16,445,771)	$ (12,864,013)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.06)	$ (0.2)	$ (0.52)	$ (0.51)
Weighted average shares used in computing net loss per share of common stock:
Basic and diluted (in Shares)	33,075,775	29,683,402	31,664,660	25,053,522